Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Diversification Shares - Enhanced Municipal Yield Completion Fund

For the period ended April 30, 2025

Schedule of Investments (unaudited)

April 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.23%

MUNICIPAL BONDS 96.23%

Corporate-Backed 23.44%
Academical Village Community Development District FL	2.875%		5/1/2025	NR		$100,000	$100,000
Arkansas Development Finance Authority–Big River Steel LLC AR AMT†	4.75%		9/1/2049	Ba2		100,000	92,977
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		430,000	431,214
California Infrastructure & Economic Development Bank–Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR		1,750,000	1,690,143
California Municipal Finance Authority–United Airlines Inc AMT	4.00%		7/15/2029	BB		1,000,000	968,322
Chandler Industrial Development Authority–Intel Corp AZ AMT	4.00%	#(a)	6/1/2049	Baa1		1,090,000	1,084,332
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.00%		7/15/2027	BB	(b)	1,000,000	1,004,692
Fort Bend County Industrial Development Corp.–NRG Energy Inc TX	4.75%		5/1/2038	Baa2		110,000	108,490
Grapevine Wash Local District–Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR		750,000	693,261
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.60%		5/1/2044	NR		1,900,000	1,905,408
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	4.75%		5/1/2031	NR		100,000	100,823
Illinois Finance Authority–LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR		1,000,000	1,107,209
Industrial Development Board of The City of Kingsport Tennessee–Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B1		300,000	300,197
Iowa Finance Authority–Howmet Aerospace Inc	4.75%		8/1/2042	Baa1		200,000	190,832
Iowa Finance Authority–Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+		100,000	111,651
Louisiana Local Government Environmental Facilities & Community Development Authority–Westlake Corp	3.50%		11/1/2032	BBB+		855,000	809,853
Maryland Economic Development Corp.–Core Natural Resources Inc†	5.00%	#(a)	7/1/2048	NR		1,200,000	1,171,709

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

April 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Mission Economic Development Corp.–Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-		$1,100,000	$1,091,846
Mississippi Business Finance Corp.–Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-		305,000	304,227
New Jersey Economic Development Authority–United Airlines Inc	5.25%		9/15/2029	BB		10,000	10,000
New York Liberty Development Corp.–3 World Trade Center LLC†	5.00%		11/15/2044	NR		1,100,000	1,095,260
New York Transportation Development Corp.–American Airlines Inc AMT	3.00%		8/1/2031	BB	(b)	1,000,000	925,831
New York Transportation Development Corp.–American Airlines Inc AMT	5.375%		8/1/2036	B+		1,000,000	1,026,737
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa2		1,225,000	1,242,346
Niagara Area Development Corp.–Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B		1,250,000	1,133,328
Ohio Air Quality Development Authority–American Electric Power Co Inc AMT	2.60%	#(a)	6/1/2041	BBB		115,000	106,892
Parish of St. James–NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+		625,000	625,465
Parish of St. James–NuStar Logistics LP LA†	6.35%		7/1/2040	BB+		500,000	530,849
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB		45,000	43,540
Port of Beaumont Navigation District–Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.00%		1/1/2039	NR		1,100,000	1,088,261
Port of Seattle Industrial Development Corp.–Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-		1,000,000	1,000,085
Public Finance Authority–Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR		300,000	279,886
Tulsa Airports Improvement Trust–American Airlines Inc OK AMT	5.00%	#(a)	6/1/2035	B+		250,000	249,818
Tuscaloosa County Industrial Development Authority–Hunt Refining Co AL†	5.25%		5/1/2044	NR		1,100,000	1,074,245
Village Community Development District No 15 Series 2024 Special Assessment FL†	4.55%		5/1/2044	NR		1,000,000	955,926
Total							24,655,655

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education 5.31%
California School Finance Authority–Aspire Public Schools Obligated Group†	5.00%		8/1/2046	BBB-	$335,000	$321,092
Capital Trust Agency, Inc.–Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR	830,000	775,595
Clifton Higher Education Finance Corp.–International Leadership of Texas Inc	5.75%		8/15/2033	Baa3	1,000,000	1,000,360
Development Authority Of The City Of Marietta–Life University Inc GA†	5.00%		11/1/2037	Ba3	500,000	482,411
Iowa Higher Education Loan Authority–University of Dubuque	5.00%		10/1/2031	BBB-	1,440,000	1,493,863
Ohio Air Quality Development Authority–Duke Energy Corp AMT	4.25%	#(a)	11/1/2039	BBB	1,500,000	1,508,261
Total						5,581,582

Energy 0.16%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	170,000	172,316

General Obligation 5.34%
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	120,000	124,731
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	1,000,000	1,005,869
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	1,105,000	1,105,336
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	245,000	237,350
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	660,000	636,325
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	550,000	554,396
City of Chicago IL GO	5.00%		1/1/2043	BBB	225,000	223,779
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	173,787	116,667
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	357,623	328,221
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	21,992	22,029
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	180,773	184,374
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	124,000	128,958
Jefferson County Civic Facility Development Corp.–Samaritan Medical Center Obligated NY	5.00%		11/1/2037	BB	885,000	840,951
Pennsylvania Economic Development Financing Authority–Commonwealth of Pennsylvania Department of Transportation AMT	5.25%		6/30/2036	Baa2	105,000	111,089
Total						5,620,075

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

April 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 15.11%
Berks County Municipal Authority–Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	$556,000	$400,569
Berks County Municipal Authority–Tower Health Obligated Group PA	5.00%	6/30/2039	NR	1,395,000	1,291,138
Buffalo & Erie County Industrial Land Development Corp.–Catholic Health System Obligated Group NY	5.00%	7/1/2040	B-	350,000	334,556
California Statewide Communities Development Authority–Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB	1,000,000	1,002,075
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group†	5.00%	12/1/2026	BB	100,000	101,180
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group†	5.25%	12/1/2043	BB	475,000	476,558
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB	1,000,000	988,867
City of Colby KS–Citizens Medical Center Inc	5.50%	7/1/2026	NR	100,000	100,128
City of Minneapolis–Fairview Health Services Obligated Group MN	5.00%	11/15/2034	BBB+	175,000	175,687
City of Minneapolis–Fairview Health Services Obligated Group MN	5.00%	11/15/2035	BBB+	2,500,000	2,545,964
Connecticut State Health & Educational Facilities Authority–Nuvance Health Obligated Group	4.00%	7/1/2041	BBB	250,000	229,778
Connecticut State Health & Educational Facilities Authority–Nuvance Health Obligated Group	5.00%	7/1/2033	BBB	130,000	134,297
County of Cuyahoga–MetroHealth System/The OH	5.00%	2/15/2042	BBB	500,000	487,000
Doylestown Hospital Authority–Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	30,000	31,320
Dutchess County Local Development Corp.–Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB	450,000	443,508
Greeneville Health & Educational Facilities Board–Ballad Health Obligated Group TN	5.00%	7/1/2036	A-	500,000	508,654
Greeneville Health & Educational Facilities Board–Ballad Health Obligated Group TN	5.00%	7/1/2037	A-	500,000	507,349

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Kentucky Economic Development Finance Authority–Owensboro Health Inc Obligated Group	5.00%	6/1/2040	Baa2	$2,000,000	$1,989,374
Massachusetts Development Finance Agency–Boston Medical Center Corp Obligated Group	5.00%	7/1/2035	BBB	140,000	140,310
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	110,000	105,421
Massachusetts Development Finance Agency–UMass Memorial Health Care Obligated Group	5.00%	7/1/2035	BBB+	350,000	379,378
Monroe County Industrial Development Corp.–Rochester Regional Health Obligated Group NY	4.00%	12/1/2039	BBB+	490,000	455,481
New Jersey Health Care Facilities Financing Authority–St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2034	BBB-	500,000	479,167
New York State Dormitory Authority–Catholic Health System Obligated Group	3.00%	7/1/2033	B-	130,000	111,630
New York State Dormitory Authority–Montefiore Obligated Group	4.00%	8/1/2036	BBB-	175,000	167,797
New York State Dormitory Authority–Montefiore Obligated Group	4.00%	8/1/2038	BBB-	455,000	423,741
New York State Dormitory Authority–White Plains Hospital Obligated Group	5.00%	10/1/2030	BBB-	250,000	262,846
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.00%	8/15/2038	BB	220,000	221,942
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.50%	8/15/2041	NR	285,000	287,691
Palomar Health Obligated Group CA	5.00%	11/1/2036	B	50,000	43,399
Public Finance Authority–Bancroft Neurohealth Obligated Group WI†	4.625%	6/1/2036	NR	75,000	72,227
Public Finance Authority–RBS Evolution LLC WI†	10.00%	11/1/2038	NR	150,000	170,153
Vermont Educational & Health Buildings Financing Agency–University of Vermont Health Network Obligated Group	5.00%	12/1/2035	A	500,000	503,110
Wisconsin Health & Educational Facilities Authority–Marshfield Clinic Health System Obligated Group	5.00%	2/15/2029	A	310,000	325,359
Total					15,897,654

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

April 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 3.17%
California Housing Finance Agency	3.25%		8/20/2036	BBB	$945,927	$863,243
Indiana Finance Authority–SFP-PUFW I LLC	4.00%		7/1/2034	BBB-	250,000	239,041
Massachusetts Development Finance Agency–CHF Merrimack Inc†	5.00%		7/1/2044	BB	200,000	198,837
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB	192,587	189,479
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB	646,020	651,587
New York City Housing Development Corp.–8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	750,000	759,111
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+	470,251	433,276
Total						3,334,574

Lease Obligation 0.50%
New Jersey Economic Development Authority–State of New Jersey Motor Vehicle Surcharge Revenue	4.00%		7/1/2034	Baa2	540,000	527,667

Other Revenue 2.25%
Brooklyn Arena Local Development Corp.–Brooklyn Events Center LLC NY	5.00%		7/15/2025	Ba1	1,655,000	1,657,284
Public Finance Authority–Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	225,000	225,905
Public Finance Authority–Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	500,000	488,467
Total						2,371,656

Pollution Control 1.18%
Finance Authority of Maine–Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	500,000	494,806
Florida Development Finance Corp.–GFL Solid Waste Southeast LLC AMT†	4.375%	#(a)	10/1/2054	BB	750,000	745,162
Total						1,239,968

Special Tax 2.46%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	385,000	374,700
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	250,000	241,438
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	230,000	220,055
Industrial Development Authority of the City of St. Louis Missouri	4.375%		11/15/2035	NR	560,000	504,972

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	$160,000	$159,144
West Villages Improvement District Unit of Development No 7 FL	4.25%	5/1/2029	NR	410,000	409,028
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	700,000	681,016
Total					2,590,353

Tax Revenue 5.45%
Matching Fund Special Purpose Securitization Corp.–United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	500,000	494,722
Mida Mountain Village Public Infrastructure District–Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.50%	6/15/2039	NR	375,000	370,250
Military Installation Development Authority–Military Installation Development Auth Military Recreation Fac Project Area UT	4.00%	6/1/2041	NR	500,000	433,681
Public Finance Authority–Southeast Overtown Park West Community Redevelopment Agency WI Tax Allocation†	5.00%	6/1/2041	NR	1,100,000	1,101,226
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	701,000	659,139
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	778,000	731,541
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR	1,976,000	1,939,435
Total					5,729,994

Tobacco 1.23%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	730,000	637,972
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	20,114	19,755
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	1,000,000	540,719
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	100,000	89,646
Total					1,288,092

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

April 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation 19.48%
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2035	BB+	(b)	$50,000	$50,310
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.25%		7/15/2034	Ba3		1,000,000	1,009,844
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.50%		7/15/2035	Ba3		500,000	510,714
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2041	Baa2		515,000	501,699
Florida Development Finance Corp.–Brightline Florida Holdings LLC AMT†	8.25%	#(a)	7/1/2057	NR		250,000	257,735
Illinois Finance Authority–Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2043	BBB+		500,000	488,013
Illinois Finance Authority–Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2050	BBB+		1,200,000	1,169,572
Maryland Economic Development Corp.–Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3		755,000	760,532
New York City Transitional Development Corp.–JFK NTO LLC NY AMT	6.00%		6/30/2054	Baa3		1,395,000	1,463,065
New York Transportation Development Corp.–Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa2		150,000	141,005
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa2		1,050,000	1,052,423
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa2		400,000	414,306
New York Transportation Development Corp.–Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa2		1,145,000	1,250,057
New York Transportation Development Corp.–JFK International Air Terminal LLC	4.00%		12/1/2040	Baa1		2,000,000	1,873,776
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	5.00%		12/1/2032	Baa1		670,000	706,997
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	5.00%		12/1/2036	Baa1		300,000	309,165
New York Transportation Development Corp.–JFK NTO LLC AMT	5.25%		6/30/2041	Baa3		720,000	738,667
Public Finance Authority–Million Air Three Obligated Group WI AMT†	5.50%		9/1/2030	NR		250,000	255,952
Public Finance Authority–Million Air Three Obligated Group WI AMT†	5.75%		9/1/2035	NR		250,000	257,269

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp.–LBJ Infrastructure Group LLC	4.00%		12/31/2036	Baa2	$2,000,000	$1,931,657
Texas Private Activity Bond Surface Transportation Corp.–NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2037	Baa1	115,000	120,275
Texas Private Activity Bond Surface Transportation Corp.–NTE Mobility Partners Segments 3 LLC AMT	5.50%		6/30/2040	Baa1	1,900,000	1,961,888
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%		1/1/2033	BBB	1,000,000	1,036,051
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	500,000	510,439
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%		1/1/2036	BBB	300,000	306,903
Virginia Small Business Financing Authority–Elizabeth River Crossings OpCo AMT	4.00%		1/1/2040	BBB	500,000	453,271
Virginia Small Business Financing Authority–Elizabeth River Crossings OpCo LLC AMT	4.00%		7/1/2033	BBB	1,000,000	966,296
Total						20,497,881

Utilities 11.15%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	990,000	972,992
California Pollution Control Financing Authority–Poseidon Resources Channelside LP AMT†	5.00%		7/1/2037	Baa3	220,000	220,009
Delaware State Economic Development Authority–NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	1,000,000	979,891
Florida Development Finance Corp.–Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	1,000,000	888,167
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	1,600,000	1,587,338
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	A3	100,000	103,527
Maricopa County Pollution Control Corp.–El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	50,000	43,939
Maricopa County Pollution Control Corp.–El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	105,000	92,185
Ohio Air Quality Development Authority–Ohio Valley Electric Corp	3.25%		9/1/2029	Baa3	950,000	915,927

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

April 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Pennsylvania Economic Development Financing Authority–Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B		$1,100,000	$1,101,416
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		250,000	215,242
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR		1,000,000	1,022,893
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1		650,000	669,690
Southeast Energy Authority A Cooperative District AL	5.00%	#(a)	1/1/2056	A1		500,000	512,838
Southeast Energy Authority A Cooperative District AL(c)	5.00%		1/1/2056	A1		700,000	717,974
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(b)	1,000,000	1,018,070
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		655,000	673,208
Total							11,735,306
Total Municipal Bonds (cost $102,735,790)							101,242,773

SHORT-TERM INVESTMENTS 3.65%

REPURCHASE AGREEMENTS 3.65%
Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $4,071,200 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $3,918,671; proceeds: $3,842,090 (cost $3,841,663)						3,841,663	3,841,663
Total Short-Term Investments (cost $3,841,663)							3,841,663
Total Investments in Securities 99.88% (cost $106,577,453)							105,084,436
Other Assets and Liabilities – Net 0.12%							126,592
Net Assets 100.00%							$105,211,028

AMT	Income from the security may be subject to Alternative Minimum Tax.
NR	Not Rated.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2025, the total value of Rule 144A securities was $25,957,245, which represents 24.67% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Municipal Bonds Held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note to Financial Statements for details of Municipal Bonds Held in Trust.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$101,242,773	$–	$101,242,773
Short-Term Investments
Repurchase Agreements	–	3,841,663	–	3,841,663
Total	$–	$105,084,436	$–	$105,084,436

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	11

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust consists of nine funds as of April 30, 2025. This report covers Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund (“the Fund”). The Fund is diversified within the meaning of the Act. The Fund commenced operations on April 9, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

12

Notes to Schedule of Investments (unaudited)(continued)

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the

13

Notes to Schedule of Investments (unaudited)(concluded)

market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2025, the Fund did not have any securities on loan.

14

QPHR-EMYC-3Q

(06/25)